Issuance of common units and Series A Preferred Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross proceeds for units issued	$ 43,983
Less: Commissions	(761)
Net proceeds for units issued	43,222
Hoegh LNG Partners LP [Member]
Gross proceeds for units issued			$ 115,956
Net proceeds for units issued			111,529
Less: Underwriters' discount			(3,943)
Less: Offering expenses			$ (484)
Series A Preferred Units [Member]
Gross proceeds for units issued	39,360	$ 115,000
Less: Commissions	(701)
Net proceeds for units issued	38,659	110,924
Less: Underwriters' discount		(3,623)
Less: Offering expenses		$ (453)
Common units [Member]
Gross proceeds for units issued	4,623
Less: Commissions	(60)
Net proceeds for units issued	$ 4,563